Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets
Allowance for doubtful receivables	$ 18,420	$ 3,237
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	500,000,000	0
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	1,000,000,000	250,000,000
Common stock shares issued	131,696,928	131,696,928
Common stock shares outstanding	131,696,928	131,696,928